Bank Indebtedness	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Bank Indebtedness
NOTE 10 – BANK INDEBTEDNESS

	September 30, 2022	December 31, 2021
ATB Financial revolving operating facility	$3,393,082	$3,460,109

ATB Financial Facility
The Company’s secured revolving operating facility (“ATB Facility”) with ATB Financial (“ATB”) is due on demand, bears interest at the prime rate plus 2% per annum with interest and fees due at the end of each month. During the nine months ended September 30, 2022, additional draws of $1,077,338 and principal repayments of $1,144,364 were made in accordance with the agreement.
The ATB Facility is subject to certain reporting and financial covenants. The Company was not in compliance with these covenants at September 30, 2022.

NOTE 13 – BANK INDEBTEDNESS

	December 31, 2021	December 31, 2020

ATB Financial revolving operating facility	$3,460,109	$–

Operating loan facility 1	–	923,461

Bank overdraft 1	–	53,318

Total	$3,460,109	$976,779

1
At December 31, 2020, the Company had access to an operating loan facility and Mastercard facility. On April 15, 2021, the operating loan facility was repaid and closed. The Mastercard facility remains in place and at December 31, 2021, $296,669 was drawn (December 31, 2020 - $600,590) and this amount is included in trade payables and accrued liabilities on the consolidated statements of financial position. The bank overdraft at December 31, 2020 was repaid in October 2021.

ATB Financial Facility
On May 17, 2021, one of the Company’s subsidiaries executed a commitment letter for a $5,000,000 secured revolving operating facility with ATB which is a financial institution wholly owned by the Province of Alberta. The facility is available by way of a variety of instruments. On June 24, 2021, $2,500,000 was drawn which was the maximum amount under the intercreditor agreement with Fiera at that time. The facility is due on demand, bears interest at the prime rate plus 2% per annum with interest and fees due at the end of each month and may be prepaid without penalty.
On November 8, 2021, the Company and ATB amended the commitment letter between the parties governing the revolving operating facility. The amendment added an accordion feature which allows the Company to request ATB to increase the maximum principal amount of the facility from $5,000,000 to $10,000,000, funded in increments of $1,250,000, subject to certain requirements and approval from Fiera and ATB under an intercreditor agreement.
The facility is subject to certain reporting and financial covenants. The Company was in compliance with these covenants at December 31, 2021, but not at March 31, 2022 and June 30, 2022. The facility is secured against certain assets of the Company and its principal subsidiaries. In addition, the Company and certain of its subsidiaries have provided an unlimited guarantee for repayment of all amounts due under the facility. As part of the commitment letter amendment, the Company agreed to issue warrants to ATB (Note 15).
On November 9, 2021, Fiera, ATB and the Company amended the intercreditor agreement which allows the Company to draw the full $5,000,000 of the facility subject to a limit which is equal to the lesser of $5,000,000 and the aggregate of eligible accounts receivable less priority payables as defined in the agreement. An additional $950,000 was drawn under the facility on November 12, 2021. At December 31, 2021, as a result of the Fiera covenant breach and at March 31, 2022 and June 30, 2022 as a result of non-compliance with covenants on the ATB Financial revolving operating facility, ATB has the ability to restrict further advances under the ATB facility.